Related Party Transactions (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Related party note receivable		$ 0		$ 0		$ 0	$ 115
7.5% Term Loan due November 30, 2023 | Notes Payable, Other Payables
Related Party Transaction [Line Items]
Debt forgiven							300
Affiliated Entity | Leonardo S.p.A.
Related Party Transaction [Line Items]
Revenue from related parties		51	$ 2	54	$ 4	11	26	$ 16
Receivables		17		17		2	5
Payables		$ 9		$ 9		1	8
Affiliated Entity | US Holdings | 7.5% Term Loan due November 30, 2023 | Notes Payable, Other Payables
Related Party Transaction [Line Items]
Debt forgiven							300
Affiliated Entity | US Holdings | Surplus Agreement Receivable
Related Party Transaction [Line Items]
Related party note receivable						$ 0	$ 115
Affiliated Entity | US Holdings | Minimum | Surplus Agreement Receivable
Related Party Transaction [Line Items]
Variable rate spread	0.05%					0.05%
Affiliated Entity | US Holdings | Maximum | Surplus Agreement Receivable
Related Party Transaction [Line Items]
Variable rate spread	0.20%					0.20%